ACCRUED AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED AND OTHER LIABILITIES

NOTE 9 — ACCRUED AND OTHER LIABILITIES

The components of accrued and other liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Project development activities	26,421	3,228
Payroll and compensation	50,243	9,454
Accrued taxes	991	1,057
Professional services (e.g., legal, audit)	2,934	1,004
Warrant liabilities	—	3,774
Lease liabilities	2,279	1,950
Other	3,078	1,536
Total accrued and other liabilities	$85,946	$22,003